PIONEER
                            -----------------------
                                   SCIENCE &
                                   TECHNOLOGY
                                      FUND


                                     Annual
                                     Report

                                    9/30/02

                           [PIONEER INVESTMENTS LOGO]

 Table of Contents
--------------------------------------------------------------------------------

 Letter from the President                     1
 Portfolio Summary                             2
 Performance Update                            3
 Portfolio Management Discussion               6
 Schedule of Investments                       9
 Financial Statements                         12
 Notes to Financial Statements                18
 Report of Independent Auditors               24
 Trustees, Officers and Service Providers     25

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
LETTER FROM THE PRESIDENT 9/30/02
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
Since March of 2000, virtually every area of the stock market has suffered from sharp declines, but none were as dramatically affected as the technology sector. Anticipation that corporations would upgrade their computer systems didn't materialize in the form of new purchases, and signs of strength that we saw at the beginning of 2002 dissipated as the year went on. Weakness affected all areas of the technology sector making finding compelling, long-term investments a daunting task.

Just a few years ago investors were swept up by the excitement of a powerful bull market, plunging into stocks of untried companies and driving prices of even seasoned corporations beyond any reasonable measure of value. Now we are working our way through a stubborn bear market that, like most of its predecessors, is feeding on fear and uncertainty. In other words we have swung from one extreme to the other.

Our conviction that the U.S. economy will eventually recover is based on decades of successful investment experience through several wars and economic cycles. That record of success is the sum of thousands of day-in and day-out decisions, as our investment professionals constantly reassess each holding in our funds, making changes in response to shifting business and market realities.

I'd like to share with you some important news about Pioneer Science & Technology Fund. You may already know that after careful consideration, the Trustees of Pioneer Science & Technology Fund authorized the liquidation of the Fund after the close of business on January 10, 2003. The Fund's assets have fallen below a level sufficient for it to operate in a cost-efficient manner. As a shareholder in the Fund, you should have received materials in the mail describing the details of the liquidation. The materials outlined your options for your account and gave you the choice of exchanging into another Pioneer fund or liquidating your account. We apologize for any inconvenience that the liquidation may cause. This decision will have no effect on any other Pioneer fund.

Please contact us at 1-800-225-6292 if you have any questions regarding the closing of Pioneer Science & Technology Fund. All of us at Pioneer thank you for your business and look forward to continuing to work with you in the future.

Respectfully,

/s/ Daniel T. Geraci

Daniel T. Geraci
Pioneer Investment Management, Inc.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/02
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]


U.S. Common Stocks                              86%
Temporary Cash Investments                       9%
International Common Stocks                      3%
Depositary Receipts for International Stocks     2%


Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]


Information Technology                          79%
Industrials                                     16%
Health Care                                      5%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

 1.    DuPont Photomasks, Inc.               4.71%      6.     Invitrogen Corp.                3.29%
 2.    Microsoft Corp.                       3.84       7.     Micron Technology, Inc.         2.72
 3.    Scios Inc.                            3.69       8.     Qualcomm, Inc.                  2.67
 4.    Flextronics International, Ltd.       3.52       9.     Maxim Integrated Products       2.61
 5.    Synopsys, Inc.                        3.52      10.     Texas Instruments, Inc.         2.60

Fund holdings will vary for other periods.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/02                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/02   9/30/01
                 $1.95     $3.50

Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 9/30/02)       Dividends   Capital Gains   Capital Gains
                             -             -                -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund at public offering price, compared to the growth of the Nasdaq Composite Index.

         Average Annual Total Returns
          (As of September 30, 2002)
                   Net Asset    Public Offering
Period               Value          Price*
 Life-of-Class
 (3/31/00)        -47.60%              -48.83%
 1 Year           -44.29                -47.44


* Reflects deduction of the maximum 5.75% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

                Growth of $10,000

                  Pioneer
                 Science &             Nasdaq
                Technology            Composite
  Date             Fund*                Index

3/31/2000         $ 9,425             $10,000
9/30/2000         $10,631             $ 8,032
9/30/2001         $ 3,363             $ 3,278
9/30/2002         $ 1,873             $ 2,563


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Science and technology companies often have special risks, e.g., commercially unsuccessful products or quick obsolescence. Funds with non-diversified portfolios may experience greater volatility than funds with diversified portfolios. The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. Investments outside the U.S. are subject to additional risks, including currency fluctuations, and political, economic and regulatory instability.

Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/02                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/02   9/30/01
                 $1.91     $3.45


Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 9/30/02)       Dividends   Capital Gains   Capital Gains
                             -             -                -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund, compared to the growth of the Nasdaq Composite Index.

       Average Annual Total Returns
        (As of September 30, 2002)
                       If           If
Period                Held       Redeemed*
 Life-of-Class
 (3/31/00)        -48.03%         -48.65%
 1 Year           -44.64          -46.85


* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

               Growth of $10,000

                  Pioneer
                 Science &             Nasdaq
                Technology            Composite
  Date             Fund*                Index

3/31/2000         $10,000             $10,000
9/30/2000         $11,230             $ 8,032
9/30/2001         $ 3,517             $ 3,278
9/30/2002         $ 1,890             $ 2,563


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Science and technology companies often have special risks, e.g., commercially unsuccessful products or quick obsolescence. Funds with non-diversified portfolios may experience greater volatility than funds with diversified portfolios. The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. Investments outside the U.S. are subject to additional risks, including currency fluctuations, and political, economic and regulatory instability.

Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/02                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share        9/30/02   9/30/01
                 $1.92     $3.45


Distributions per Share   Income      Short-Term      Long-Term
(9/30/01 - 9/30/02)       Dividends   Capital Gains   Capital Gains
                             -             -                -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the growth of a $10,000 investment made in Pioneer Science & Technology Fund at public offering price, compared to the growth of the Nasdaq Composite Index.

         Average Annual Total Returns
          (As of September 30, 2002)
                   Net Asset    Public Offering
Period               Value        Price/CDSC*
 Life-of-Class
 (3/31/00)        -47.92%              -48.13%
 1 Year           -44.35               -44.83

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. The 1% contingent deferred sales charge (CDSC) applies to redemptions made within one year of purchase.


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
MATERIAL.]

              Growth of $10,000

                  Pioneer
                 Science &             Nasdaq
                Technology            Composite
  Date             Fund*                Index

3/31/2000         $ 9,900             $10,000
9/30/2000         $11,119             $ 8,032
9/30/2001         $ 3,482             $ 3,278
9/30/2002         $ 1,938             $ 2,563


The Nasdaq Composite Index is a capitalization-weighted index based on the total market value of all the issues that compose it. It reflects the performance of more than 4,000 companies. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

Science and technology companies often have special risks, e.g., commercially unsuccessful products or quick obsolescence. Funds with non-diversified portfolios may experience greater volatility than funds with diversified portfolios. The Fund invests in small- and medium-capitalization stocks, which may be more volatile and less liquid than large-cap issues. Investments outside the U.S. are subject to additional risks, including currency fluctuations, and political, economic and regulatory instability.

Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/02
--------------------------------------------------------------------------------

Following a show of strength early in 2002, companies in all tech sectors suffered for the balance of the period, as stagnant product demand led to weak earnings and falling stock prices. In this report, portfolio manager Tom Crowley gives his view on conditions in the technology industry as well as those market conditions and Fund strategies that affected the Fund's performance during the fiscal year ended September 30, 2002.

Q: Tech stocks trended upward for a time, then fell throughout the summer. How did the Fund perform against that background?

A: Although results were strong in the first half of the fiscal year, Pioneer Science & Technology Fund's Class A shares closed out the twelve months ended September 30, 2002 with a return of -44.29% at net asset value. Class B and C shares results were -44.64% and -44.35%, respectively, at net asset value. These results were significantly behind the -21.80% return on the Nasdaq Composite Index, the Fund's benchmark.

Q: Business conditions in technology improved briefly, then slumped again. What happened?

A: A year ago, investors thought that the events of September 11 would push the economy deeper into recession and that a sharp rebound would follow. After pronounced weakness in the last quarter of 2001, a recovery in technology appeared to be under way early this year. Looking back, it's now clear that the burst in business activity we saw in March and April was chiefly inventory replenishment. Manufacturers had drawn down stockpiles dramatically last year and were restocking in anticipation of a business upswing that never materialized. Business got progressively worse through the summer.

Q:  Isn't summer traditionally a slow period?

A: A slow summer is the norm in the technology industry. September usually signals an uptrend in demand that persists through year-end. This year, however, numerous tech companies have issued warnings of earnings shortfalls. Demand has decelerated further because there has been no pickup in technology spending by corporations.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:  Why are businesses holding back on technology purchases?

A: The direction of the economy is far from clear. Corporate scandals have also unsettled investors and, as we write this, another war is a real possibility. Under these conditions, companies are content to stand pat. Many businesses are using systems that are a generation or two old, but they are feeling no pressure to invest in new systems. So CEOs and technology officers are holding on to their budgets.

    For example, companies used to upgrade personal computers every three years or so. The last widespread upgrade took place in 1998-99 to avoid Y2K problems. Now, companies find they can operate satisfactorily with the machines they have. And consumer purchases of PCs usually jump during the back-to-school period, but that didn't happen this year.

    Consumer spending could also be running down. Personal debt levels are high and many workers fear layoffs. Also, the wave of mortgage refinancings that put so much cash into individuals' pockets may have crested. It all adds up to lowered expectations for the holiday selling season, leaving retailers reluctant to build up their stocks. Labor problems at the West Coast docks further complicated matters, as technology and other goods manufactured in China and elsewhere couldn't reach their destinations.

Q:  What was the Fund's experience in the individual technology sectors?

A: The weakness was both broad and deep, affecting every corner of the tech industry. Software was hit especially hard, although Microsoft and Synopsys fared better than most. Weakness in Synopsys, which manufactures software that automates the design of semiconductors, belied the company's good financial performance. Our decision to emphasize semiconductors and related sectors was helpful in the first half and hurt results later on. Nevertheless, use of semiconductors is so pervasive that these sectors could be among the first to respond to any signs of a business recovery. Chip maker Intel also declined, but we believe this important company is very well-positioned competitively. Results at Texas Instruments, the leading maker of digital signal processors, were hurt by slow sales of cell phones.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/02                            (continued)
--------------------------------------------------------------------------------

    Contract manufacturing was another extremely weak area. Among others, Flextronics, Jabil Circuit and Sanmina suffered from a dearth of orders. At the end of the period, though, fundamentals in this area seem to have stabilized.

    Our avoidance of telecommunications sectors was a positive. With the wireline business in disarray and most CLECs (Competitive Local Exchange Carriers) in bankruptcy, we believe this sector will be among the last to recover.

Q:  How did the Fund's health care commitment affect performance?

A: We increased exposure to health care companies modestly. Performance was disappointing overall. However, both Invitrogen, a maker of research products for the life sciences, and Scios, which is developing a promising treatment for congestive heart failure, performed relatively well.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/02
--------------------------------------------------------------------------------

   Shares                                                        Value
              COMMON STOCKS - 91.3%
              Capital Goods - 4.8%
              Electrical Components & Equipment - 2.7%
  46,000      Power-One, Inc.*                              $   137,080
 190,040      Sanmina-SCI Corp.*                                526,411
                                                            -----------
                                                            $   663,491
                                                            -----------
              Industrial Conglomerates - 2.1%
  35,000      Jabil Circuit Inc.*                           $   517,300
                                                            -----------
              Total Capital Goods                           $ 1,180,791
                                                            -----------
              Health Care Equipment & Supplies - 3.9%
              Health Care Distributors & Services - 2.0%
  16,000      Wyeth, Inc.                                   $   508,800
                                                            -----------
              Managed Health Care - 1.9%
  26,000      AMN Healthcare Services*                      $   481,000
                                                            -----------
              Total Health Care Equipment & Supplies        $   989,800
                                                            -----------
              Pharmaceuticals & Biotechnology - 10.8%
              Biotechnology - 10.8%
  10,000      Amgen, Inc.*                                  $   417,000
  22,000      Invitrogen Corp.*                                 749,540
   8,000      Myriad Genetics, Inc.*                            126,720
  10,000      NPS Pharmaceuticals, Inc.*                        205,680
  33,000      Scios Inc.*                                       839,850
  11,000      Transkaryotic Therapies, Inc.*                    358,798
                                                            -----------
                                                            $ 2,697,588
                                                            -----------
              Total Pharmaceuticals & Biotechnology         $ 2,697,588
                                                            -----------
              Software & Services - 11.8%
              Application Software - 11.8%
  50,000      Cadence Design System Inc.*                   $   508,500
  20,000      Microsoft Corp.*                                  873,800
   7,000      Symantec Corp.*                                   235,690
  21,000      Synopsys, Inc.*                                   801,150
  35,000      Veritas Software Corp.*                           514,850
                                                            -----------
                                                            $ 2,933,990
                                                            -----------
              Total Software & Services                     $ 2,933,990
                                                            -----------


The accompanying notes are an integral part of these financial statements.    9

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/02                                      (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
              Technology Hardware & Development - 60.0%
              Computer Storage & Peripherals - 1.9%
 105,000      EMC Corp.*                                           $   479,850
                                                                   -----------
              Electronic Equipment & Instruments - 11.2%
  37,000      Celestica Inc.*                                      $   484,700
  36,000      Cree Inc.*                                               450,000
 115,000      Flextronics International, Ltd.*                         801,780
  15,000      Newport Corp.*                                           169,200
  80,000      Skyworks Solutions, Inc.*                                362,400
  49,000      Veeco Instruments, Inc.*                                 529,200
                                                                   -----------
                                                                   $ 2,797,280
                                                                   -----------
              Networking Equipment - 3.8%
  40,000      BEA Systems, Inc.*                                   $   207,200
  68,000      Brocade Communications Systems, Inc.*                    512,040
  20,000      NetScreen Technologies, Inc.*                            217,000
                                                                   -----------
                                                                   $   936,240
                                                                   -----------
              Semiconductor Equipment - 19.2%
  20,000      Advanced Energy Industries, Inc.*                    $   178,000
  50,000      Applied Materials, Inc.*                                 577,500
  15,000      ATMI, Inc.*                                              211,500
  43,000      Brooks Automation, Inc.*                                 492,350
  29,000      Cymer, Inc.*                                             540,560
  47,000      DuPont Photomasks, Inc.*                               1,070,660
  40,000      EMCORE Corp.*                                             60,800
  16,000      KLA-Tencor Corp.*                                        447,040
  14,000      Novellus Systems, Inc.*                                  291,340
  55,000      Photronics, Inc.*                                        553,300
  55,000      Taiwan Semiconductor Manufacturing Co. (A.D.R.)*         349,250
                                                                   -----------
                                                                   $ 4,772,300
                                                                   -----------
              Semiconductors - 18.6%
  20,000      Analog Devices, Inc.*                                $   394,000
  31,000      Altera Corp.*                                            268,770
  35,000      Intel Corp.                                              486,150
  40,000      Intersil Holding Corp.*                                  518,400
  24,000      Maxim Integrated Products*                               594,240
  50,000      Micron Technology, Inc.*                                 618,500
   9,000      Qlogic Corp.*                                            234,360


10    The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Shares                                                              Value
                    Semiconductors - (continued)
        30,000      Semtech Corp.*                                $   291,000
        40,000      Texas Instruments, Inc.                           590,800
        50,000      Triquint Semiconductor Inc.*                      176,500
        17,000      Xilinx, Inc.*                                     269,246
        18,000      Zoran Corp.*                                      198,000
                                                                  -----------
                                                                  $ 4,639,966
                                                                  -----------
                    Telecommunications Equipment - 5.3%
        42,000      Cisco Systems, Inc.*                          $   440,160
        21,000      Nokia Corp. (A.D.R.)                              278,250
        22,000      Qualcomm, Inc.*                                   607,640
                                                                  -----------
                                                                  $ 1,326,050
                                                                  -----------
                    Total Technology Hardware & Development       $14,951,686
                                                                  -----------
                    TOTAL COMMON STOCKS
                    (Cost $59,476,874)                            $22,753,855
                                                                  -----------
    Principal
     Amount
                    TEMPORARY CASH INVESTMENT - 8.7%
                    Security Lending Collateral - 8.7%
    $2,156,030      Securities Lending Investment Fund, 1.85%     $ 2,156,030
                                                                  -----------
                    TOTAL TEMPORARY CASH INVESTMENT
                    (Cost $2,156,030)                             $ 2,156,030
                                                                  -----------
                    TOTAL INVESTMENT IN SECURITIES AND
                    TEMPORARY CASH INVESTMENT
                    (Cost $61,632,904)(a)(b)(c)                   $24,909,885
                                                                  -----------

*   Non-income producing security.

(a) At September 30, 2002, the net unrealized loss on investments based on cost for federal income tax purposes of $62,692,809 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                    $    222,337

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                     (38,005,261)
                                                                 ------------
    Net unrealized loss                                          $(37,782,924)
                                                                 ------------

(b) At September 30, 2002, the Fund had a net capital loss carryforward of $49,130,758, which will expire between 2009 and 2010 if not utilized.

(c) The Fund elected to defer approximately $25,937,207 of capital losses recognized between November 1, 2001 and September 30, 2002 to its fiscal year ending September 30, 2003.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2002, aggregated $20,424,431 and $20,153,141, respectively.


The accompanying notes are an integral part of these financial statements.   11

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
BALANCE SHEET 9/30/02
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
     loaned of $2,069,413 and temporary cash investments
     of $2,156,030) (cost $61,632,904)                        $24,909,885
  Cash                                                            923,305
  Receivables -
     Fund shares sold                                              72,114
  Due from Pioneer Investment Management, Inc.                     63,022
  Other                                                                 3
                                                              ------------
       Total assets                                           $25,968,329
                                                              ------------
LIABILITIES:
  Payables -
     Fund shares repurchased                                  $    79,984
     Upon return of securities loaned                           2,156,030
  Due to affiliates                                                83,152
  Accrued expenses                                                 52,960
                                                              ------------
       Total liabilities                                      $ 2,372,126
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $136,447,095
  Accumulated net realized loss on investments                (76,127,873)
  Net unrealized loss on investments                          (36,723,019)
                                                              ------------
       Total net assets                                       $23,596,203
                                                              ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $13,361,325/6,868,333 shares)             $      1.95
                                                              ------------
  Class B (based on $8,046,509/4,203,379 shares)              $      1.91
                                                              ------------
  Class C (based on $2,188,369/1,138,756 shares)              $      1.92
                                                              ------------
MAXIMUM OFFERING PRICE:
  Class A ($1.95 [divided by] 94.25%)                         $      2.07
                                                              ------------
  Class C ($1.92 [divided by] 99.00%)                         $      1.94
                                                              ------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 9/30/02


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $2,380)          $ 15,223
  Interest                                                        7,499
  Income from securities loaned, net                              6,661
                                                               --------
       Total investment income                                             $      29,383
                                                                           -------------
EXPENSES:
  Management fees                                              $482,884
  Transfer agent fees
     Class A                                                    403,547
     Class B                                                    206,313
     Class C                                                     48,931
  Distribution fees
     Class A                                                     63,539
     Class B                                                    177,974
     Class C                                                     42,625
  Administrative fees                                            42,077
  Custodian fees                                                  6,514
  Registration fees                                              57,452
  Professional fees                                              29,062
  Printing                                                       37,492
  Fees and expenses of nonaffiliated trustees                     7,186
  Miscellaneous                                                   6,601
                                                               --------
       Total expenses                                                      $   1,612,197
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                       (674,574)
       Less fees paid indirectly                                                  (1,988)
                                                                           -------------
       Net expenses                                                        $     935,635
                                                                           -------------
         Net investment loss                                               $    (906,252)
                                                                           -------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                         $ (27,411,128)
  Change in net unrealized loss on investments                                 8,153,272
                                                                           -------------
       Net decrease in net assets resulting from operations                $ (20,164,108)
                                                                           -------------


The accompanying notes are an integral part of these financial statements.   13

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 9/30/02 and 9/30/01

                                                         Year Ended         Year Ended
                                                           9/30/02            9/30/01
FROM OPERATIONS:
Net investment loss                                     $   (906,252)      $ (1,574,332)
Net realized loss on investments                         (27,411,128)       (48,716,745)
Change in net unrealized loss on investments               8,153,272        (40,199,890)
                                                        ------------       ------------
  Net decrease in net assets resulting from
     operations                                         $(20,164,108)      $(90,490,967)
                                                        ------------       ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
  Class A ($0.00 and $0.15 per share, respectively)     $          -       $   (899,657)
  Class B ($0.00 and $0.15 per share, respectively)                -           (789,841)
  Class C ($0.00 and $0.15 per share, respectively)                -           (105,176)
                                                        ------------       ------------
                                                        $          -       $ (1,794,674)
                                                        ------------       ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 23,795,687       $ 59,059,318
Reinvestment of distributions                                      -          1,647,418
Cost of shares repurchased                               (21,964,676)       (44,631,665)
                                                        ------------       ------------
  Net increase in net assets resulting from fund
     share transactions                                 $  1,831,011       $ 16,075,071
                                                        ------------       ------------
  Net decrease in net assets                            $(18,333,097)      $(76,210,570)
NET ASSETS:
Beginning of year                                         41,929,300        118,139,870
                                                        ------------       ------------
End of year (including accumulated net investment
  loss of $0 and $0, respectively)                      $ 23,596,203       $ 41,929,300
                                                        ------------       ------------

                                     '02 Shares      '02 Amount           '01 Shares      '01 Amount
CLASS A
Shares sold                           3,751,517     $15,381,787            4,674,791     $32,848,647
Reinvestment of distributions                 -               -              107,763         843,793
Less shares repurchased              (3,425,580)    (13,557,425)          (3,459,977)    (22,230,625)
                                     ----------     -----------           ----------     -----------
  Net increase                          325,937     $ 1,824,362            1,322,577     $11,461,815
                                     ----------     -----------           ----------     -----------
CLASS B
Shares sold                           1,434,511     $ 5,748,826            2,757,849     $21,116,350
Reinvestment of distributions                 -               -               91,545         712,218
Less shares repurchased              (1,775,547)     (6,508,276)          (3,022,746)    (20,371,981)
                                     ----------     -----------           ----------     -----------
  Net increase (decrease)              (341,036)    $  (759,450)            (173,352)    $ 1,456,587
                                     ----------     -----------           ----------     -----------
CLASS C
Shares sold                             683,280     $ 2,665,074              716,010     $ 5,094,321
Reinvestment of distributions                 -               -               11,734          91,407
Less shares repurchased                (528,290)     (1,898,975)            (307,760)     (2,029,059)
                                     ----------     -----------           ----------     -----------
  Net increase                          154,990     $   766,099              419,984     $ 3,156,669
                                     ----------     -----------           ----------     -----------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/02
--------------------------------------------------------------------------------

                                                        Year            Year            3/31/00
                                                       Ended           Ended              to
                                                      9/30/02         9/30/01           9/30/00
CLASS A
Net asset value, beginning of period                 $   3.50        $  11.28         $  10.00
                                                     --------        --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                $  (0.06)       $  (0.10)        $  (0.05)
  Net realized and unrealized gain (loss) on
     investments                                        (1.49)          (7.53)            1.33
                                                     --------        --------         --------
     Net increase (decrease) from investment
       operations                                    $  (1.55)       $  (7.63)        $   1.28
Distributions to shareowners:
  Net realized gain                                         -           (0.15)               -
                                                     --------        --------         --------
Net increase (decrease) in net asset value           $  (1.55)       $  (7.78)        $   1.28
                                                     --------        --------         --------
Net asset value, end of period                       $   1.95        $   3.50         $  11.28
                                                     --------        --------         --------
Total return*                                          (44.29)%        (68.37)%          12.80%
Ratio of net expenses to average net assets+             1.75%           1.78%            1.78%**
Ratio of net investment loss to average net
  assets+                                               (1.69)%         (1.60)%          (1.45)%**
Portfolio turnover rate                                    44%             67%              40%**
Net assets, end of period (in thousands)             $ 13,361        $ 22,872         $ 58,854
Ratios assuming no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
     Net expenses                                        3.17%           2.19%            2.08%**
     Net investment loss                                (3.11)%         (2.01)%          (1.75)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
     Net expenses                                        1.75%           1.75%            1.75%**
     Net investment loss                                (1.69)%         (1.57)%          (1.42)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   15

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/02
--------------------------------------------------------------------------------


                                                        Year            Year            3/31/00
                                                       Ended           Ended              to
                                                      9/30/02         9/30/01           9/30/00
CLASS B
Net asset value, beginning of period                 $   3.45        $  11.23         $  10.00
                                                     --------        --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                $  (0.09)       $  (0.17)        $  (0.06)
  Net realized and unrealized gain (loss) on
     investments                                        (1.45)          (7.46)            1.29
                                                     --------        --------         --------
     Net increase (decrease) from investment
       operations                                    $  (1.54)       $  (7.63)        $   1.23
Distributions to shareowners:
  Net realized gain                                         -           (0.15)               -
                                                     --------        --------         --------
Net increase (decrease) in net asset value           $  (1.54)       $  (7.78)        $   1.23
                                                     --------        --------         --------
Net asset value, end of period                       $   1.91        $   3.45         $  11.23
                                                     --------        --------         --------
Total return*                                          (44.64)%        (68.68)%          12.30%
Ratio of net expenses to average net assets+             2.18%           2.57%            2.52%**
Ratio of net investment loss to average net
  assets+                                               (2.12)%         (2.39)%          (2.19)%**
Portfolio turnover rate                                    44%             67%              40%**
Net assets, end of period (in thousands)             $  8,047        $ 15,662         $ 52,957
Ratios assuming no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
     Net expenses                                        3.55%           2.98%            2.82%**
     Net investment loss                                (3.49)%         (2.80)%          (2.49)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
     Net expenses                                        2.18%           2.55%            2.50%**
     Net investment loss                                (2.12)%         (2.37)%          (2.17)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


16    The accompanying notes are an integral part of these financial statements.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS 9/30/02
--------------------------------------------------------------------------------


                                                        Year            Year            3/31/00
                                                       Ended           Ended              to
                                                      9/30/02         9/30/01           9/30/00
CLASS C
Net asset value, beginning of period                 $   3.45        $  11.23         $  10.00
                                                     --------        --------         --------
Increase (decrease) from investment operations:
  Net investment loss                                $  (0.08)       $  (0.13)        $  (0.06)
  Net realized and unrealized gain (loss) on
     investments                                        (1.45)          (7.50)            1.29
                                                     --------        --------         --------
     Net increase (decrease) from investment
       operations                                    $  (1.53)       $  (7.63)        $   1.23
Distributions to shareowners:
  Net realized gain                                         -           (0.15)               -
                                                     --------        --------         --------
Net increase (decrease) in net asset value           $  (1.53)       $  (7.78)        $   1.23
                                                     --------        --------         --------
Net asset value, end of period                       $   1.92        $   3.45         $  11.23
                                                     --------        --------         --------
Total return*                                          (44.35)%        (68.77)%          12.30%
Ratio of net expenses to average net assets+             2.10%           2.71%            2.49%**
Ratio of net investment loss to average net
  assets+                                               (2.04)%         (2.53)%          (2.17)%**
Portfolio turnover rate                                    44%             67%              40%**
Net assets, end of period (in thousands)             $  2,188        $  3,396         $  6,329
Ratios assuming no waiver of management fees
  and assumption of expenses by PIM and no
  reduction for fees paid indirectly:
     Net expenses                                        3.55%           3.12%            2.79%**
     Net investment loss                                (3.49)%         (2.94)%          (2.47)%**
Ratios assuming waiver of management fees and
  assumption of expenses by PIM and
  reduction for fees paid indirectly:
     Net expenses                                        2.10%           2.64%            2.45%**
     Net investment loss                                (2.04)%         (2.46)%          (2.13)%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized.
+  Ratios assuming no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   17

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Science & Technology Fund (the Fund) is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized on January 14, 2000 and commenced operations on March 31, 2000. Prior to March 31, 2000, the Fund had no operations other than those relating to organizational matters and the initial capitalization of the Fund by Pioneer Funds Distributor, Inc.
(PFD). The investment objective of the Fund is to seek capital growth by investing primarily in domestic equity securities.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the ex-dividend data in exercise of reasonable diligence. Interest income, including income on interest bearing cash accounts, is recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

    The Fund also has the risks associated with its focus on investing in securities of issuers in the rapidly changing fields of science or technology, compared to issuers in more developed market sectors. The Fund is not diversified, which means that it can invest a higher percentage of its assets in any one issuer than a diversified fund. Being non-diversified may magnify the Fund's losses from adverse events affecting a particular issuer.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of distributions during the years ended September 30, 2002 and 2001 were as follows:

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02                              (continued)
--------------------------------------------------------------------------------

                                2002         2001
                               ------   -------------
   Distributions paid from:
    Ordinary income             $ -     $1,794,674
    Long-Term capital gain        -              -
                                ---     ----------
                                $ -     $1,794,674
                                ---     ----------
    Return of capital           $ -     $        -
                                ---     ----------
    Total                       $ -     $1,794,674

    The following shows components of distributable earnings on a federal income tax basis at September 30, 2002. These amounts do not include the capital loss carryforward.

                                                2002
                                                ----
   Undistributed ordinary income            $          -
   Undistributed long-term capital gain                -
   Unrealized depreciation                   (37,782,924)
                                            ------------
   Total                                    $(37,782,924)

    The difference between book basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

    At September 30, 2002 the fund reclassified $906,252 to decrease accumulated net investment loss and $906,252 to decrease paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A (UniCredito Italiano), earned approximately $21,996 in underwriting commissions on the sale of Fund shares during the year ended September 30, 2002.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services,

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Security Lending

    The Fund lends securities in its portfolio to certain broker-dealers, or other institutional investors with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and records unrealized gains or losses in the fair value of the securities loaned that may occur during the term of the loan. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and collateral at period end are disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), the Fund's investment adviser, manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. PIM receives a management fee that is calculated daily at the annual rate of 1.00% of the Fund's average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.75% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/02                              (continued)
--------------------------------------------------------------------------------

expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At September 30, 2002, $3,048 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $66,047 in transfer agent fees payable to PIMSS at September 30, 2002.

4. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $14,057 in distribution fees payable to PFD at September 30, 2002.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2002, CDSCs in the amount of $58,007 were paid to PFD.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

5. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIM resulting in a reduction in the Fund's total expenses. For the year ended September 30, 2002, the Fund's expenses were reduced by $1,988 under such arrangements.

6. Change in Independent Auditors

On April 1, 2002, Arthur Andersen LLP resigned as independent auditors of the Fund. The reports of Arthur Andersen LLP on the financial statements and financial highlights of the Fund for the past fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the most recent fiscal year and through April 1, 2002, there were no disagreements with Arthur Andersen LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Arthur Andersen LLP, would have caused them to make reference thereto in their report on the financial statements for such year. The Fund, with the approval of its Board of Trustees and Audit Committee, engaged Ernst & Young LLP as independent auditors as of May 4, 2002.

7. Subsequent Event

In October 2002, the Trustees of the Fund, in accordance with Article IX,
Section 4 of the Fund's Agreement and Declaration of Trust, voted to liquidate the Fund based on the outlook for the Fund and the fact that the Fund's assets had fallen below a level sufficient for it to operate in a cost-efficient manner. The Fund ceased offering its shares effective November 1, 2002, except for the additional purchase of shares by employer-sponsored retirement accounts. Neither the Fund nor PIM expects the liquidation of the Fund to have an effect on any of the other Pioneer mutual funds.

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareowners of Pioneer Science & Technology Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Science & Technology Fund (the "Fund") as of September 30, 2002, and the related statement of operations, statement of changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended September 30, 2001 and the financial highlights for each of the two years in the period ended September 30, 2001 were audited by other auditors who have ceased operations and whose report dated November 5, 2001 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Science & Technology Fund at September 30, 2002, and the results of its operations, the changes in its net assets and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                             /s/ Ernst & Young LLP


Boston, Massachusetts
November 8, 2002

Pioneer Science & Technology Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Auditors
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees serves as a trustee of each of the 56 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. (Pioneer) serves as investment adviser (the Pioneer Funds). The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's trustees and is available upon request, without charge, by calling 1-800-225-6292.

--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

Name, Age and Address            Position Held              Term of Office/Length of Service
 John F. Cogan, Jr. (76)*        Chairman of the Board,     Trustee since January, 2000.
                                 Trustee and President      Serves until retirement or removal.

 *Mr. Cogan is an interested trustee because he is an officer or director of the Fund's investment advisor and certain of its affiliates.

-------------------------------------------------------------------------------------------------------------------------
 Daniel T. Geraci (45)**         Trustee and                Trustee since October, 2001.
                                 Executive Vice President   Serves until retirement or removal.

 **Mr. Geraci is an interested trustee because he is an officer, director and employee of the Fund's investment advisor and certain of its affiliates.

-------------------------------------------------------------------------------------------------------------------------
     INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------

Name, Age and Address            Position Held              Term of Office/Length of Service
 Mary K. Bush (54)               Trustee                    Trustee since March, 2000.
 4201 Cathedral Avenue, NW,                                 Serves until retirement or removal.
 Washington, DC, 20016

-------------------------------------------------------------------------------------------------------------------------
 Richard H. Egdahl, M.D. (75)    Trustee                    Trustee since March, 2000.
 Boston University Healthcare                               Serves until retirement or removal.
 Entrepreneurship Program,
 53 Bay State Road,
 Boston, MA 02215

-------------------------------------------------------------------------------------------------------------------------
 Margaret B.W. Graham (55)       Trustee                    Trustee since March, 2000.
 1001 Sherbrooke Street West,                               Serves until retirement or removal.
 Montreal, Quebec, Canada
-------------------------------------------------------------------------------------------------------------------------
 Marguerite A. Piret (54)        Trustee                    Trustee since March, 2000.
 One Boston Place, 26th Floor,                              Serves until retirement or removal.
 Boston, MA 02108
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------


Principal Occupation During Past Five Years         Other Directorships Held
 Deputy Chairman and a Director of Pioneer          Director of Harbor Global Company, Ltd.
 Global Asset Management S.p.A. (PGAM);
 Non-Executive Chairman and a Director of
 Pioneer Investment Management USA Inc.
 (PIM-USA); Chairman and a Director of
 Pioneer; President of all of the Pioneer Funds;
 and of Counsel (since 2000, Partner prior to
 2000), Hale and Dorr LLP (counsel to PIM-
 USA and the Pioneer Funds)
-------------------------------------------------------------------------------------------------------------------------
 Director and CEO-US of PGAM since November         None
 2001; Director, Chief Executive Officer and
 President of PIM-USA since October 2001;
 Director of Pioneer Investment Management
 Shareholder Services, Inc. since October 2001;
 President and a Director of Pioneer, Pioneer
 Funds Distributor, Inc. (PFD) (Chairman) and
 Pioneer International Corporation since October
 2001; Executive Vice President of all of the
 Pioneer Funds since October 2001; President of
 Fidelity Private Wealth Management Group from
 2000 through October 2001; and Executive
 Vice President-Distribution and Marketing of
 Fidelity Investments Institutional Services and
 Fidelity Investments Canada Ltd. prior to 2000

-------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years          Other Directorships Held
 President, Bush & Co. (international financial      Director and/or Trustee of Brady Corporation
 advisory firm)                                      (industrial identification and specialty coated
                                                     material products manufacturer), Mastec Inc.
                                                     (communications and energy infrastructure),
                                                     Mortgage Guaranty Insurance Corporation, R.J.
                                                     Reynolds Tobacco Holdings, Inc. (tobacco) and
                                                     Student Loan Marketing Association
                                                     (secondary marketing of student loans)
-------------------------------------------------------------------------------------------------------------------------
 Alexander Graham Bell Professor of Health Care      None
 Entrepreneurship, Boston University; Professor
 of Management, Boston University School of
 Management; Professor of Public Health, Boston
 University School of Public Health; Professor of
 Surgery, Boston University School of Medicine;
 University Professor, Boston University
-------------------------------------------------------------------------------------------------------------------------
 Founding Director, The Winthrop Group, Inc.         None
 (consulting firm); Professor of Management,
 Faculty of Management, McGill University
-------------------------------------------------------------------------------------------------------------------------
 President, Newbury, Piret & Company, Inc.           Director, Organogenesis Inc. (tissue
 (merchant banking firm)                             engineering company)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------

Name, Age and Address     Position Held   Term of Office/Length of Service
 Stephen K. West (74)     Trustee         Trustee since March, 2000.
 125 Broad Street,                        Serves until retirement or removal.
 New York, NY 10004

-------------------------------------------------------------------------------------------------------------------------
 John Winthrop (66)       Trustee         Trustee since March, 2000.
 One North Adgers Wharf                   Serves until retirement or removal.
 Charleston, SC 29401
-------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
-------------------------------------------------------------------------------------------------------------------------

Name, Age and Address       Position Held         Term of Office/Length of Service
 Joseph P. Barri (56)       Secretary             Since March, 2000.
                                                  Serves at the discretion of Board.

-------------------------------------------------------------------------------------------------------------------------
 Dorothy E. Bourassa (54)   Assistant Secretary   Since November, 2000.
                                                  Serves at the discretion of Board.

-------------------------------------------------------------------------------------------------------------------------
 Vincent Nave (57)          Treasurer             Since November, 2000.
                                                  Serves at the discretion of Board.

-------------------------------------------------------------------------------------------------------------------------
 Luis I. Presutti (37)      Assistant Treasurer   Since November, 2000.
                                                  Serves at the discretion of Board.

-------------------------------------------------------------------------------------------------------------------------
 Gary Sullivan (44)         Assistant Treasurer   Since May, 2002.
                                                  Serves at the discretion of Board.

-------------------------------------------------------------------------------------------------------------------------
 Alan Janson (31)           Assistant Treasurer   Since July, 2002.
                                                  Serves at the discretion of Board.


-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------

Principal Occupation During Past Five Years     Other Directorships Held
 Of Counsel, Sullivan & Cromwell (law firm)     Director, Dresdner RCM Global
                                                Strategic Income Fund, Inc. and
                                                The Swiss Helvetia Fund, Inc.
                                                (closed-ended investment
                                                companies), AMVESCAP PLC
                                                (investment managers) and First
                                                ING Life Insurance Company of
                                                New York
-------------------------------------------------------------------------------------------------------------------------
 President, John Winthrop & Co., Inc.           Director of NUI Corp. (energy
 (private investment firm)                      sales, services and distribution)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
Principal Occupation During Past Five Years                     Other Directorships Held
-------------------------------------------------------------------------------------------------------------------------
 Partner, Hale and Dorr, LLP; Secretary of all of the           None
 Pioneer Funds

-------------------------------------------------------------------------------------------------------------------------
 Secretary of PIM-USA: Senior Vice President-Legal of           None
 Pioneer; and Secretary/Clerk of most of PIM-USA's
 subsidiaries since October 2000; Assistant Secretary of all of the Pioneer funds since November 2000; Senior Counsel,
 Assistant Vice President and Director of Compliance of PIM-
 USA from April 1998 through October 2000; Vice President
 and Assistant General Counsel, First Union Corporation from
 December 1996 through March 1998
-------------------------------------------------------------------------------------------------------------------------
 Vice President-Fund Accounting and Custody Services of         None
 Pioneer (Manager from September 1996 to February 1999);
 and Treasurer of all of the Pioneer Funds (Assistant
 Treasurer from June 1999 to November 2000)
-------------------------------------------------------------------------------------------------------------------------
 Assistant Vice President-Fund Accounting, Administration       None
 and Custody Services of Pioneer (Fund Accounting Manager
 from 1994 to 1999); and Assistant Treasurer of all of the
 Pioneer Funds since November 2000
-------------------------------------------------------------------------------------------------------------------------
 Fund Accounting Manager-Fund Accounting, Administration        None
 and Custody Services of Pioneer since 1997; and Assistant
 Treasurer of all of the Pioneer Funds since May 2002
-------------------------------------------------------------------------------------------------------------------------
 Manager, Valuation Risk and Information Technology-Fund        None
 Accounting, Administration and Custody Services of Pioneer
 since March 2002; and Assistant Treasurer of all of the
 Pioneer Funds since July 2002. Manager, Valuation Risk and
 Performance Reporting of Pioneer from June 2000 to
 February 2002; Member of Pioneer Pricing Group from
 1996 to 2000 (promoted to Manager in 1998)

HOW TO CONTACT PIONEER

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information about any Pioneer fund, call your financial advisor, or call Pioneer directly at 1-800-225-6292. Please request a free prospectus, which contains information about fund charges and expenses. Read it carefully before you invest or send money.

[PIONEER INVESTMENTS LOGO]

Pioneer Investment Management, Inc.
60 State Street
Boston, Massachusetts 02109
www.pioneerfunds.com

                                                                   12375-00-1102
                                        (C) 2002 Pioneer Funds Distributor, Inc.
                                Underwriter of Pioneer mutual funds, Member SIPC
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